Income Taxes, Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income tax rate reconciliation
Statutory federal income tax rate	35.00%		35.00%		35.00%
Effect of state income tax, net of federal benefit	2.00%	[1]	1.80%	[1]	1.40%	[1]
Effect of noncontrolling interests on income tax rate	(0.90%)		(3.10%)		(1.60%)
Gains (losses) on investments and sales of assets on income tax rate	8.00%	[2]
Effect of correction of deferred taxes on income tax rate			(2.60%)	[3]	2.00%	[3]
Other differences effect on income tax rate	(0.20%)		0.10%		(0.30%)
Total income tax rate	43.90%		31.20%		36.50%

[1]	Net state income taxes include changes in the valuation allowance. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2013, 2012 and 2011.
[2]	Represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.
[3]	U.S. Cellular recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis and law changes that related to periods prior to 2012 and 2011, respectively.